Significant accounting policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Buildings
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	46 years
Machinery and Equipment
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	19 years
Vehicles
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	11 years
Computer
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	8 years
Furniture
Disclosure Of Significant Accounting Policies
Useful lives or depreciation rates, property, plant and equipment	11 years